Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers (Details) - Third-party retail outlet customers [Member]
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers [Line Items]
Gross carrying amount	RM 24,869		RM 32,716
Loss allowance	(5,371)		(6,287)
Net balance	19,498	$ 4,807	26,429
0 - 90 days [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers [Line Items]
Gross carrying amount	20,225		28,372
Loss allowance	RM (879)		RM (2,433)
Expected loss rate	4.30%	4.30%	8.60%
Net balance	RM 19,346	$ 4,770	RM 25,939
91 – 180 days [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers [Line Items]
Gross carrying amount			747
Loss allowance			RM (453)
Expected loss rate	0.00%	0.00%	60.60%
Net balance			RM 294
181 - 270 days [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers [Line Items]
Gross carrying amount	1,034		1,114
Loss allowance	RM (882)		RM (918)
Expected loss rate	85.30%	85.30%	82.40%
Net balance	RM 152	$ 37	RM 196
271 - 365 days [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers [Line Items]
Gross carrying amount	868		1,146
Loss allowance	RM (868)		RM (1,146)
Expected loss rate	100.00%	100.00%	100.00%
Net balance
Over 1 year [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers [Line Items]
Gross carrying amount	2,742		1,337
Loss allowance	RM (2,742)		RM (1,337)
Expected loss rate	100.00%	100.00%	100.00%
Net balance